Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014
Variable Interest Entity [Line Items]
Total assets	¥ 283,978,815	¥ 280,886,326
Consolidated assets, Cash and due from banks	3,651,229	3,353,236	¥ 3,412,708	¥ 3,689,228
Consolidated assets, Interest-earning deposits in other banks	44,237,744	37,364,698
Consolidated assets, Trading account assets	44,004,179	46,904,903
Consolidated assets, Investment securities	46,839,764	52,207,974
Consolidated assets, Loans	119,718,091	117,209,723
Total liabilities	268,947,676	265,604,985
Consolidated liabilities, Deposits	172,366,271	171,991,267
Consolidated liabilities, Long-term debt	20,751,691	19,968,735
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	10,982,656	11,641,143
Consolidated assets, Cash and due from banks	86	1,240
Consolidated assets, Interest-earning deposits in other banks	39,771	51,136
Consolidated assets, Trading account assets	2,315,136	3,069,297
Consolidated assets, Investment securities	1,203,310	1,077,274
Consolidated assets, Loans	7,069,338	7,115,889
Consolidated assets, All other assets	355,015	326,307
Total liabilities	931,748	1,245,785
Consolidated liabilities, Other short-term borrowings	41,908	49,594
Consolidated liabilities, Long-term debt	724,655	793,333
Consolidated liabilities, All other liabilities	165,185	402,858
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	13,186,976	13,580,773
Consolidated assets, Cash and due from banks	41,983	43,507
Consolidated assets, Interest-earning deposits in other banks	317,140	342,107
Consolidated assets, Trading account assets	2,330,116	3,079,771
Consolidated assets, Investment securities	1,240,771	1,085,980
Consolidated assets, Loans	8,886,929	8,697,021
Consolidated assets, All other assets	370,037	332,387
Total liabilities	10,384,270	10,319,275
Consolidated liabilities, Deposits	1,971,557	1,734,749
Consolidated liabilities, Other short-term borrowings	5,453,827	5,576,611
Consolidated liabilities, Long-term debt	2,240,688	2,204,930
Consolidated liabilities, All other liabilities	718,198	802,985
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	6,909,986	6,684,623
Consolidated assets, Cash and due from banks	41,662	42,049
Consolidated assets, Interest-earning deposits in other banks	131,256	145,671
Consolidated assets, Trading account assets	15,933	7,524
Consolidated assets, Investment securities	1,092,191	941,477
Consolidated assets, Loans	5,624,671	5,537,704
Consolidated assets, All other assets	4,273	10,198
Total liabilities	6,922,976	6,742,899
Consolidated liabilities, Other short-term borrowings	5,405,810	5,523,847
Consolidated liabilities, Long-term debt	868,723	698,500
Consolidated liabilities, All other liabilities	648,443	520,552
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	2,733,757	3,436,571
Consolidated assets, Cash and due from banks	41	1,198
Consolidated assets, Interest-earning deposits in other banks	179,808	183,401
Consolidated assets, Trading account assets	2,275,926	3,033,831
Consolidated assets, Investment securities	13,369	13,481
Consolidated assets, All other assets	264,613	204,660
Total liabilities	39,651	251,932
Consolidated liabilities, All other liabilities	39,651	251,932
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	250,411	235,840
Consolidated assets, Interest-earning deposits in other banks	2,839	3,752
Consolidated assets, Loans	192,580	206,652
Consolidated assets, All other assets	54,992	25,436
Total liabilities	157,940	133,220
Consolidated liabilities, Other short-term borrowings	280	373
Consolidated liabilities, Long-term debt	149,211	123,203
Consolidated liabilities, All other liabilities	8,449	9,644
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	36,255	52,664
Consolidated assets, Trading account assets	36,255	37,664
Consolidated assets, All other assets		15,000
Total liabilities	36,482	52,561
Consolidated liabilities, Long-term debt	34,954	51,246
Consolidated liabilities, All other liabilities	1,528	1,315
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	1,230,138	1,351,762
Consolidated assets, Loans	1,205,235	1,320,562
Consolidated assets, All other assets	24,903	31,200
Total liabilities	1,208,223	1,327,025
Consolidated liabilities, Other short-term borrowings	22,000	22,600
Consolidated liabilities, Long-term debt	1,185,609	1,303,665
Consolidated liabilities, All other liabilities	614	760
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	1,997,682	1,760,389
Consolidated assets, Interest-earning deposits in other banks	2,528	8,591
Consolidated assets, Trading account assets	2,002	752
Consolidated assets, Investment securities	135,154	130,960
Consolidated assets, Loans	1,836,837	1,600,302
Consolidated assets, All other assets	21,161	19,784
Total liabilities	1,991,027	1,753,476
Consolidated liabilities, Deposits	1,971,557	1,734,749
Consolidated liabilities, All other liabilities	19,470	18,727
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets	28,747	58,924
Consolidated assets, Cash and due from banks	280	260
Consolidated assets, Interest-earning deposits in other banks	709	692
Consolidated assets, Investment securities	57	62
Consolidated assets, Loans	27,606	31,801
Consolidated assets, All other assets	95	26,109
Total liabilities	27,971	58,162
Consolidated liabilities, Other short-term borrowings	25,737	29,791
Consolidated liabilities, Long-term debt	2,191	28,316
Consolidated liabilities, All other liabilities	43	55
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(2,204,320)	(1,939,630)
Consolidated assets, Cash and due from banks	(41,897)	(42,267)
Consolidated assets, Interest-earning deposits in other banks	(277,369)	(290,971)
Consolidated assets, Trading account assets	(14,980)	(10,474)
Consolidated assets, Investment securities	(37,461)	(8,706)
Consolidated assets, Loans	(1,817,591)	(1,581,132)
Consolidated assets, All other assets	(15,022)	(6,080)
Total liabilities	(3,930,777)	(4,118,306)
Consolidated liabilities, Other short-term borrowings	(2,397,142)	(2,685,675)
Consolidated liabilities, Long-term debt	(1,513,755)	(1,411,562)
Consolidated liabilities, All other liabilities	(19,880)	(21,069)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(5,521,745)	(4,955,184)
Consolidated liabilities, Deposits	(1,971,557)	(1,734,749)
Consolidated liabilities, Other short-term borrowings	(3,014,777)	(2,841,342)
Consolidated liabilities, Long-term debt	(2,278)	(35)
Consolidated liabilities, All other liabilities	¥ (533,133)	¥ (379,058)